UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-6027

KAVILCO INCORPORATED

(Exact name of registrant as specified in charter)

600 University Street, Suite 3010
Seattle, Washington 98101-1129

(Address of principal executive offices) (Zip code)

Registrant’s telephone number, including area code: (206) 624-6166

Date of fiscal year end: December 31, 2011

Date of reporting period: March 31, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS.

Kavilco Incorporated

Schedule of Investments

For period ended March 31, 2011 (unaudited)

	Principal Amount or Shares	Fair Value
INVESTMENTS IN SECURITIES - 86.2%
U.S. Corporate Obligations - 84.2%
Chemical Industry - 5.9%
The Dow Chemical Company, 5.900%, due February 15, 2015	610,000	$676,100
E.I. DuPont de Nemour, 5.250%, due December 15, 2016	1,519,000	1,692,637
Total Chemical Industry		2,368,737

Communications - 15.4%
Verizon NE Inc., 6.500%, due September 15, 2011	1,000,000	1,026,750
Comcast Corp., 10.625%, due July 15, 2012	1,338,000	1,492,887
AT&T, 5.100%, due September 15, 2014	1,250,000	1,366,937
CBS Corporation, 4.625%, due May 15, 2018	2,000,000	2,014,300
Deutsche Telekom Int. Fin., 6.000%, due July 8, 2019	250,000	285,722
Total Communications		6,186,596

Consumer, Cyclical - 9.2%
Dayton Hudson, 8.600%, due January 15, 2012	100,000	106,151
Home Depot Inc., 5.250%, due December 16, 2013	1,000,000	1,091,330
Safeway Inc., 5.625%, due August 15, 2014	1,229,000	1,338,934
Target Corp., 5.875%, due July 15, 2016	1,000,000	1,148,800
Total Consumer, Cyclical		3,685,215

Consumer, Non-cyclical - 7.4%
Yum! Brands Inc., 8.875%, due April 15, 2011	1,000,000	1,002,240
Coca Cola Enterprises, 8.500%, due February 1, 2012	700,000	745,913
McDonald's Corp., 5.300%, due March 15, 2017	500,000	557,475
Kraft Foods Inc., 6.500%, due August 11, 2017	250,000	285,087
Yum! Brands Inc., 5.300%, due September 15, 2019	355,000	376,552
Total Consumer, Non-cyclical		2,967,267

Diversified Company Industry - 5.5%
TYCO Intl Group, 6.000%, due November 15, 2013	1,245,000	1,378,265
Fortune Brands Inc., 6.375%, due June 15, 2014	500,000	548,340
ITT Corp., 6.125%, due May 1, 2019	250,000	280,830
Total Diversified Company Industry		2,207,435

Energy - 13.9%
Kinder Morgan Energy Partners, 5.625%, due February 15, 2015	500,000	551,695
PPL Energy Supply LLC, 5.700%, due October 15, 2015	80,000	85,817
Plains All American Pipeline, 6.125%, due January 15, 2017	1,345,000	1,489,547
XTO Energy Inc., 6.250%, due August 1, 2017	1,000,000	1,182,180
Kinder Morgan Energy Partners, 5.950%, due February 15, 2018	460,000	506,515
Transocean Inc., 7.375%, due April 15, 2018	1,350,000	1,541,956
Hess Corporation, 8.125%, due February 15, 2019	199,000	249,815
Total Energy		5,607,525

Financial - 1.6%
Boeing Capital Corp., 6.500%, due February 15, 2012	500,000	525,430
American Express Credit Co., 5.300%, due December 2, 2015	117,000	126,596
Total Financial		652,026

Paper & Forest Products Industry - 1.6%
International Paper, 9.375%, due May 15, 2019	500,000	643,580

Technology - 8.5%
Xerox Corporation, 5.500%, due May 15, 2012	2,000,000	2,092,220
Cisco Systems Inc., 5.500%, due February 22, 2016	960,000	1,077,907
Oracle Corp., 5.000%, due July 18, 2019	250,000	267,782
Total Technology		3,437,909

Transportation - 6.8%
CSX Corp., 5.500%, due August 1, 2013	964,000	1,044,158
Union Pacific Corp., 4.875%, due January 15, 2015	1,000,000	1,083,160
FedEx Corp., 8.000%, due January 15, 2019	500,000	619,990
Total Transportation		2,747,308

Utilities - 8.4%
Dominion Resources Inc., 5.000%, due March 15, 2013	1,000,000	1,069,710
Potomac Electric Power, 4.650%, due April 15, 2014	600,000	643,537
American Electric Power, 5.250%, due June 1, 2015	50,000	54,197
Southern Power Company, 4.875%, due July 15, 2015	1,250,000	1,341,775
Metropolitan Edison, 7.700%, due January 15, 2019	250,000	295,610
Total Utilities		3,404,829

Total U.S. Corporate Obligations (cost $31,444,117)		33,908,427

U.S. Common Stock - 1.6%
Computer Software & Services - 0.2%
Microsoft Corp.	3,640	92,420

Drug Industry - 0.2%
Merck & Co. Inc.	1,500	49,515
Sanofi-Aventis-ADR	600	21,132
Total Drug Industry		70,647

Electric Utility - 0.4%
Consolidated Edison Inc.	600	30,432
Duke Energy Corp.	700	12,705
NSTAR	600	27,762
Progress Energy Inc.	600	27,684
Scana Corp.	700	27,559
Southern Company	600	22,866
Total Electric Utility		149,008

Exchange Traded Funds - less than 1%
iShares Investment Grade Corp. Bonds	200	21,640
SPDR Gold Trust	50	6,993
Total Exchange Traded Funds		28,633

Food Processing - 0.2%
Kraft Foods Inc.	1,500	47,040
Unilever PLC	800	24,496

Total Food Processing		71,536

Natural Gas (Diversified) - 0.1%
ONEOK Inc.	600	40,128

Petroleum Industry - less than 1%
Royal Dutch Shell PLC	400	29,144

Real Estate Investment Trust - 0.2%
AvalonBay Communities	400	48,032
Ventas Inc.	600	32,580
Total Real Estate Investment Trust		80,612

Telecommunications Services - 0.2%
AT&T	800	24,488
CenturyTel Inc.	800	33,240
Frontier Communications Corp.	192	1,578
Verizon Communications Inc.	800	30,832
Total Telecommunication Services		90,138

Total Common Stock (cost $451,626)		652,266

Publicly Traded Partnerships - 0.4%
Oil/Gas Distribution - 0.4%
Buckeye Partners LP	500	31,770
Energy Transfer Partners LP	600	31,056
Kinder Morgan Energy Partners	500	37,045
Plains All American Pipeline	400	25,492
Suburban Propane Partners LP	400	22,572
Total Oil/Gas Distribution		147,935

Total Publicly Traded Partnerships (cost $101,630)		147,935

Total Investments in Securities (identified cost $31,997,373)		$34,708,628

FINANCIAL ACCOUNTING STANDARDS NO. 157

The Company adopted the provisions of the Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data from sources independent of the Company. Unobservable inputs reflect the Company’s own assumption about the assumptions that market participants would use in pricing the asset or liability developed on the best information available in the circumstance.

The fair value hierarchy is categorized into three levels based on the inputs as follows

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Company's own assumptions about the assumption a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following table presents information about the Company’s assets measured at fair value as of March 31, 2011:

	Level 1	Level 2	Level 3	Balance as of March 31, 2011

ASSETS
Investments
U.S. corporate obligations	$-	$33,908,427	$-	$33,908,427
Common stock	652,266	-	-	652,266
Publicly traded partnerships	147,935	-	-	147,935

	$800,201	$33,908,427,	$-	$34,708,628

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s President/Chief Executive Officer and Chief Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the first fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT
3 (a) (1)	Certification of President/Chief Executive Officer

3 (a) (2)	Certification of Chief Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Kavilco Incorporated

By:	/s/ Louis A. Thompson
Louis A. Thompson
President/Chief Executive Officer

Date: May 4, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Scott Burns
Scott Burns
Chief Financial Officer

Date: May 4, 2011